Financial Statement Details (Tables)	12 Months Ended
Jun. 28, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable, net consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Billed trade receivables	$71.5	$68.1
Unbilled contract receivables	1.2	0.7
Royalties	0.4	0.6
	73.1	69.4
Allowance for bad debts	(0.7)	(0.2)
Accounts receivable, net	$72.4	$69.2
Changes in the Company’s allowance for bad debts were as follows:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Balance at beginning of period	$0.2	$0.2	$0.1
Current period provision change	0.6	—	0.2
Write-offs, net of recoveries	(0.1)	—	(0.1)
Balance at end of period	$0.7	$0.2	$0.2

Schedule of Inventories
Inventories consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Raw material	$36.9	$31.5
Work-in-progress	73.9	65.3
Finished goods	11.1	15.0
Inventories	$121.9	$111.8

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Wolfspeed	$97.3	$81.6
Inventory related to future Wafer Supply Agreement	19.0	23.6
Unallocated inventories	5.6	6.6
Inventories	$121.9	$111.8

Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Machinery and equipment	$859.9	$842.3
Land and buildings	363.1	345.2
Computer hardware/software	46.8	42.0
Furniture and fixtures	8.1	8.6
Leasehold improvements and other	9.7	3.8
Vehicles	0.6	0.7
Finance lease assets	15.4	—
Construction in progress	366.8	229.1
Property and equipment, gross	1,670.4	1,471.7
Accumulated depreciation	(899.6)	(911.1)
Property and equipment, net	$770.8	$560.6

Schedule of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Accounts payable, trade	$88.1	$68.1
Accrued salaries and wages	42.3	65.8
Accrued expenses	55.3	28.7
Other	4.1	1.9
Accounts payable and accrued expenses	$189.8	$164.5

Schedule of Accumulated Other Comprehensive Income, Net of Taxes
Accumulated other comprehensive income, net of taxes consisted of the following:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
Currency translation gain	$9.5	$9.5
Net unrealized gain on available-for-sale securities (1)	6.5	—
Accumulated other comprehensive income, net of taxes	$16.0	$9.5
(1) Amounts as of June 28, 2020 and June 30, 2019 include a $2.4 million loss related to tax on unrealized gain (loss) on available-for-sale securities.

Schedule of Other Operating Expense (Income)
The following table summarizes the components of other operating expense:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
Factory optimization restructuring	$8.5	$4.1	$—
Severance and other restructuring	0.6	2.8	3.8
Total restructuring costs	9.1	6.9	3.8
Project, transformation and transaction costs	12.2	16.9	8.5
Factory optimization start-up costs	9.5	1.5	—
Non-restructuring related executive severance	2.1	1.3	4.5
Other operating expense	$32.9	$26.6	$16.8

Schedule of Non-Operating Expense (Income), Net
The following table summarizes the components of non-operating (income) expense, net:

	Fiscal Years Ended
(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019	June 24, 2018
(Gain) loss on sale of investments, net	($1.5)	$0.1	$0.1
(Gain) loss on equity investment	(14.2)	16.2	(7.1)
Gain on partial debt extinguishment	(11.0)	—	—
Gain on arbitration proceedings	(7.9)	—	—
Interest income	(16.3)	(13.9)	(9.1)
Interest expense	34.9	26.0	7.3
Foreign currency (gain) loss, net	(2.0)	1.3	(1.8)
Other, net	(0.5)	(0.3)	0.2
Non-operating (income) expense, net	($18.5)	$29.4	($10.4)

Schedule of Non-cash Operating Activities
Statements of Cash Flows - non-cash activities

	Twelve months ended
Non-cash operating activities	June 28, 2020	June 30, 2019	June 24, 2018
Lease asset and liability additions (1)	$28.3	$—	$—
Lease asset and liability modifications, net	4.8	—	—
(1) $11.0 million relates to the increase of right-of-use assets and matching lease liabilities as a result of adopting ASC 842. See Note 5, "Leases", for further information.

Schedule of Tangible Long-Lived Assets by Country	The Company's tangible long-lived assets by country are as follows:

(in millions of U.S. Dollars)	June 28, 2020	June 30, 2019
United States	$758.2	$552.4
China	2.6	2.7
Other	10.0	5.5
Total	$770.8	$560.6